UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Palm Harbor Homes, Inc.	PHHM	696639103	7/23/2003	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending March 26, 2004	Issuer	Y	For	For

Dycom Industries, Inc.	DY	267475101	11/25/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2003 long-term incentive plan	Issuer	Y	For	For

New York Community Bancorp, Inc.	NYB	649445103	10/29/2003

1. Approve and adopt the agreement and plan of merger, dated as of June 27, 2003, by and between New York Community Bancorp, Inc., and Roslyn Bancorp, Inc., pursuant to which Roslyn will be merged with and into New York Community

					Issuer	Y	For	For
				2. Approve an amendment to New York Community’s certificate of incorporation increasing the amount of common stock authorized for issuance from 300 million to 600 million	Issuer	Y	For	For

Zale Corporation	ZLC	988858106	11/6/2003	1. Election of Directors	Issuer	Y	For	For
				2. To approve the Zale Corporation 2003 stock incentive plan	Issuer	Y	For	For
				3. To approve the Zale Corporation executive bonus plan	Issuer	Y	For	For
				4. To ratify the appointment of KPMG LLP as the company’s independent public accountants for the fiscal year ending July 31, 2004	Issuer	Y	For	For

Action Performance Companies, Inc.	ATN	004933107	3/5/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent public accountants of the company for the fiscal year ending September 30, 2004	Issuer	Y	For	For

Apria Healthcare Group, Inc.	AHG	037933108	4/21/2004	1. Election of Directors	Issuer	Y	For	For

Big Lots, Inc.	BLI	089302103	5/18/2004	1. Election of Directors	Issuer	Y	For	For

Charming Shoppes, Inc.	CHRS	161133103	6/24/2004	1. Election of Directors	Issuer	Y	For	For
				2. Proposal to approve the 2004 stock award and incentive plan	Issuer	Y	For	For

Coachmen Industries, Inc.	COA	189873102	4/29/2004	1. Election of Directors	Issuer	Y	For	For

Ensco International Incorporated	ESV	26874Q100	5/11/2004	1. Election of Directors	Issuer	Y	For	For

Foot Locker, Inc.	FL	344849104	5/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent accountants	Issuer	Y	For	For

Maxtor Corporation	MXO	577729205	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the engagement of PricewaterhouseCoopers LLP as the company’s independent accountants for the fiscal year ending December 25, 2004	Issuer	Y	For	For

Michaels Stores, Inc.	MIK	594087108	6/17/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of Ernst & Young LLP as independent auditors for fiscal 2004	Issuer	Y	For	For
				3. Adoption of the amendment to the restated certificate of incorporation	Issuer	Y	For	For

National-Oilwell, Inc.	NOI	637071101	5/19/2004	1. Election of Directors	Issuer	Y	For	For

Newport Corporation	NEWP	651824104	5/19/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as Newport’s independent auditors for the fiscal year ending January 1, 2005	Issuer	Y	For	For

Patterson-UTI Energy, Inc.	PTEN	703481101	6/29/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s restated certificate of incorporation to increase the number of authorized shares of common stock	Issuer	Y	For	For
				3. Re-approve the criteria upon which performance objectives are currently based in the amended and restated 1997 long-term incentive plan	Issuer	Y	For	For

4. Approve an amendment to the company’s amended and restated 1997 long-term incentive plan to increase the aggregate annual amount of cash that may be received as a performance award by a participant and to amend the criteria upon which performance objectives are currently based in that plan

					Issuer	Y	For	For

				5. Ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the company for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Ross Stores, Inc.	ROST	778296103	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the Ross Stores, Inc. 2004 equity incentive plan	Issuer	Y	For	For
				3. Approve an amendment to the certificate of incorporation to increase the number of authorized shares of common stock from 300,000,000 to 600,000,000	Issuer	Y	For	For
				4. Ratify the appointment of Deloitte & Touche LLP as the company’s independent certified public accountants for the fiscal year ending January 29, 2005	Issuer	Y	For	For

Rowan Companies, Inc.	RDC	779382100	4/23/2004	1. Election of Directors	Issuer	Y	For	For

Trinity Industries, Inc.	TRN	896522109	5/10/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s 2004 stock option and incentive plan	Issuer	Y	For	For
				3. Approve ratification of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Westcorp	WES	957907108	4/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Westcorp long term incentive plan	Issuer	Y	For	For
				3. Approval of the amendment of the articles of incorporation and bylaws of Westcorp to declassify the board of directors	Issuer	Y	For	For
				4. Ratification of the appointment of independent accountants Ernst & Young LLP	Issuer	Y	For	For

WFS Financial Inc.	WFSI	92923B106	4/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment to the articles of incorporation of WFS Financial Inc. to declassify the board of directors	Issuer	Y	For	For
				3. Ratification of the appointment of independent accountants Ernst & Young LLP	Issuer	Y	For	For

Ventas, Inc.	VTR	92276F100	5/21/2004	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the selection of Ernst & Young LLP as the company’s independent auditors for fiscal year 2004	Issuer	Y	For	For
				3. Adopt the company’s 2004 stock plan for directors which amends and restates the company’s 2000 stock option plan for directors	Issuer	Y	For	For

GlobalSantaFe Corporation	GSF	G3930E101	6/9/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve a special resolution to amend the company’s amended and restated articles of association to permit telephonic and internet voting by record shareholders	Issuer	Y	For	For
				3. Approve a special resolution to amend the company’s amended and restated articles of association to remove the language “no share ownership qualification for directors shall be required”	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the independent certified public accountants of the company and its subsidiaries for the year ending December 31, 2004	Issuer	Y	For	For

Lightbridge, Inc.	LTBG	532226107	6/2/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of 200,000 share increase in the number of shares that may be issued under the company’s 1996 employee stock purchase plan, as amended	Issuer	Y	For	For
				3. Approval of the 2004 stock incentive plan	Issuer	Y	Against	Against

Brink’s Company	BCO	109696104	5/7/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of KPMG LLP as independent public accountants	Issuer	Y	For	For
				3. Approval of amendment and restatement of the Brink’s Company’s 1994 employee stock purchase plan	Issuer	Y	For	For
				4. Approval of amendment of the Brink’s Company’s directors’ stock accumulation plan	Issuer	Y	For	For

Tenet Healthcare Corporation	THC	88033G100	5/6/2004	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the selection of KPMG LLP as independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Interactive Data Corporation	IDC	45840J107	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as independent auditor for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Plains Exploration & Production Company	PXP	726505100	5/14/2004

1. Proposal to either: (I) adopt the merger agreement between Plains Exploration & Production Company and Nuevo Energy Company; or (II) approve the issuance of Plains common stock to Nuevo’s stockholders as a result of the merger of PXP California Inc., with and into Nuevo, with Nuevo becoming a wholly owned subsidiary of Plains in the alternate transaction

					Issuer	Y	For	For

2. Proposal to amend the company’s certificate of incorporation to increase the number of authorized shares of the company’s common stock, par value $.01 per share, from 100,000,000 to 150,000,000 if the merger between the company and Nuevo occurs

					Issuer	Y	For	For
				3. Proposal to approve the company’s 2004 stock incentive plan	Issuer	Y	For	For
				4. Election of Directors	Issuer	Y	For	For
				5. Proposal to ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

New York Community Bancorp, Inc.	NYB	649445103	5/19/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as independent auditors of New York Community Bancorp, Inc. for the fiscal year ending December 31, 2004	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/20/04

* Print the name and title of each signing officer under his or her signature.